Income Taxes (Details) - Schedule of components of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Domestic	$ 1,251,000	$ 4,976,000	$ 8,238,000
Foreign	2,343,000	1,823,000	2,874,000
Current income tax expense benefit	3,594,000	6,799,000	11,112,000
Deferred
Domestic	0	(3,774,000)	(3,993,000)
Foreign	(512,000)	(52,000)	(1,337,000)
Total income taxes	(512,000)	(3,826,000)	(5,330,000)
Income Tax Expense (Benefit)	$ 3,082,000	$ 2,973,000	$ 5,782,000